Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Number of Shares	Additional paid-in capital	Proceeds on account of shares	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 27				$ 27
Balance (in Shares) at Dec. 31, 2018	100
Proceeds on account of shares			106,000		106,000
Comprehensive loss for the period				(859,230)	(859,230)
Balance at Dec. 31, 2019	$ 27		106,000	(859,230)	(753,203)
Balance (in Shares) at Dec. 31, 2019	100
Proceeds on account of shares			96,362		96,362
Comprehensive loss for the period				(393,265)	(393,265)
Balance at Mar. 31, 2020	$ 27		202,362	(1,252,495)	(1,050,106)
Balance (in Shares) at Mar. 31, 2020	100
Balance at Dec. 31, 2019	$ 27		106,000	(859,230)	(753,203)
Balance (in Shares) at Dec. 31, 2019	100
Proceeds on account of shares			132,362		132,362
Comprehensive loss for the period				(692,430)	(692,430)
Balance at Dec. 31, 2020	$ 27		238,362	(1,551,660)	(1,313,271)
Balance (in Shares) at Dec. 31, 2020	100
Balance at Mar. 31, 2020	$ 27		202,362	(1,252,495)	(1,050,106)
Balance (in Shares) at Mar. 31, 2020	100
Proceeds on account of shares			27,000		27,000
Comprehensive loss for the period				(33,186)	(33,186)
Balance at Jun. 30, 2020	$ 27		229,362	(1,285,681)	(1,056,292)
Balance (in Shares) at Jun. 30, 2020	100
Balance at Dec. 31, 2020	$ 27		238,362	(1,551,660)	(1,313,271)
Balance (in Shares) at Dec. 31, 2020	100
Proceeds on account of shares			47,563		47,563
Comprehensive loss for the period				(104,070)	(104,070)
Balance at Mar. 31, 2021	$ 27		285,925	(1,655,730)	(1,369,778)
Balance (in Shares) at Mar. 31, 2021	100
Proceeds on account of shares			90,000		90,000
Comprehensive loss for the period				(187,886)	(187,886)
Balance at Jun. 30, 2021	$ 27		$ 375,925	$ (1,843,616)	$ (1,467,664)
Balance (in Shares) at Jun. 30, 2021	100